GEOGRAPHICAL INFORMATION (Details 1) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Revenue, Major Customer [Line Items]
Property and equipment, net	$ 39,326	$ 37,418
Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	100,236	99,698
Israel | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	76,382	72,262
United States | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	19,533	23,773
Rest of the world | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	$ 4,321	$ 3,663